Public Offering	12 Months Ended
Dec. 31, 2019
Public Offering [Abstract]
Public Offering
3.	Public Offering
Public Units
On September 11, 2018, the Company sold 40,000,000 units at a price of $10.00 per Unit, including 2,500,000 Units as a result of the underwriter’s partial exercise of their over-allotment option, generating gross proceeds of $400,000,000. Each Unit consists of one share of the Company’s Common Stock, $0.0001 par value, and one one-third
of one redeemable Common Stock purchase warrant (the “Warrants”). Each whole Warrant entitles the holder to purchase one share of Common Stock for $11.50 per share. Each Warrant became exercisable on the later of 30 days after the completion of the Business Combination or 12 months from IPO Closing Date and will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. However, if the Company did not complete the Business Combination on or prior to the
24-month
period allotted to complete the Business Combination, the Warrants would expire at the end of such period. The Warrants were issued in registered form under a warrant agreement between Continental Stock Transfer & Trust Company, as warrant agent, and the Company. The Company did not register the shares of common stock issuable upon exercise of the Warrants under the Securities Act of 1933, as amended (the “Securities Act”) or any state securities law. Under the terms of the warrant agreement, the Company has agreed to use its best efforts to file a registration statement under the Securities Act following the completion of the Business Combination covering the shares of common stock issuable upon exercise of the Warrants. The Company paid an upfront underwriting discount of 2.00% ($8,000,000) of the per Unit offering price to the underwriters at IPO Closing Date, with an additional fee (the “Deferred Discount”) of 3.50% ($14,000,000) of the per Unit offering price paid upon the Company’s completion of the PAE Business Combination. The Deferred Discount became payable to the underwriters from the amounts held in the Trust Account upon completion of the PAE Business Combination.

On February 14, 2020, the Company filed a registration statement on Form
S-3
related, among other things, to the issuance by the Company of up to (i) 13,333,333 shares of its Class A Stock issuable upon the exercise of the outstanding Warrants, and (ii) 6,666,666 shares of its Class A Stock upon exercise of the Private Placement Warrants (defined below). The Company is not obligated to deliver any shares of its Class A Stock pursuant to the exercise of a Warrant and will have no obligation to settle such Warrant exercise unless a registration statement under the Securities Act with respect to the shares of Class A Stock underlying the Warrants is then effective and a prospectus relating thereto is current. The Exercise Period (as defined in the warrant agreement governing the Warrants) began on March 11, 2020. Once exercisable, the Company may call the Warrants for redemption, in whole and not in part, at a price of $0.01 per Warrant, if: (i) the Company provides not less than 30 days’ prior written notice of redemption to each Warrant holder; and (ii) the last reported sale price of the Company’s Class A Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading-day
period ending on the third business day prior to the date the Company sends the notice of redemption to the Warrant holder.